Other assets (Details) - MXN ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Other assets
Credit Card Operating Assets	$ 2,192	$ 1,597
Insurance Commissions Receivable	1,108	1,053
Prepayments and accrued income	630	793
Other miscellaneous assets	3,233	5,666
Other assets, total	$ 7,163	$ 9,109